4. CONVERTIBLE NOTES PAYABLE (Details - Convertible note activity)	12 Months Ended
Mar. 31, 2017 USD ($)
Convertible debt, beginning balance	$ 527,780
Convertible debt, ending balance	1,293,211
November 2014 10% Convertible Notes
Convertible debt, beginning balance	527,780
Increase in principal balance under the second amendment	165,031
Conversions during the period	(80,000)
Convertible debt, ending balance	$ 527,780